Pay vs Performance Disclosure - USD ($)	2 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	May 08, 2022	Mar. 23, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” or “CAP” and certain financial performance of the Company. You should refer to the “Compensation Discussion and Analysis” in this proxy statement for a more detailed description of how executive compensation relates to Company performance and how the Compensation and Human Resources Committee makes its decisions.

Year (a)	Summary Compensation Table (SCT) Total for PEO 1 (Todd M. Bluedorn) (b)(1)	Compensation Actually Paid (“CAP”) to PEO 1 (Todd M. Bluedorn) (c)(1)(2)	SCT Total for PEO 2 (Todd J. Teske) (b)(1)	CAP to PEO 2 (Todd J. Teske) (c)(1)(2)	SCT Total for PEO 3 (Alok Maskara) (b)(1)	CAP to PEO 3 (Alok Maskara) (c)(1)(2)	Average SCT Total for Non-PEO Named Executive Officers (d)	Average CAP to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in $millions) (h)
									Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)		Company Core Net Income (in $millions) (i)(4)
2023	—	—	—	—	$4,983,663	$17,440,536	$2,113,404	$4,640,007	$193.75	$166.38	$590.1	$641.8
2022	$307,131	$(14,370,215)	$593,636	$493,206	$10,097,779	$11,097,872	$2,397,526	$1,399,029	$102.22	$129.46	$497.1	$505.3
2021	$5,027,345	$14,483,856	—	—	—	—	$3,314,344	$4,935,005	$136.21	$157.26	$464.0	$464.5
2020	$14,475,348	$12,279,138	—	—	—	—	$3,535,972	$3,015,242	$113.79	$117.41	$356.3	$399.3

(1)
Todd M. Bluedorn (“PEO 1”) served as our principal executive officer (“PEO”) from January 1, 2022 to March 23, 2022, and for the full year for 2021 and 2020. Todd J. Teske (“PEO 2”) served as of PEO from March 23, 2022 through May 8, 2022. Alok Maskara (“PEO 3”) has served as our PEO from May 9, 2022 to present. For 2023, our non-PEO
NEOs were Joseph W. Reitmeier, Joseph F. Nassab, Daniel M. Sessa, John D. Torres, and Douglas L. Young. For 2022, our
non-PEO
NEOs were Joseph W. Reitmeier, Gary S. Bedard, Douglas L. Young, and Joseph F. Nassab. For 2021 and 2020, our
non-PEO
NEOs were Joseph W. Reitmeier, Douglas L. Young, Daniel M. Sessa, and John D. Torres.

(2)
For 2023, the values included in these columns for the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

	Alok Maskara (PEO 3)	Average for Non- PEO NEOs
Summary Compensation Table Total Compensation	4,983,663	2,113,404

- aggregate change in actuarial present value of pension benefits	—	217,011

+ service cost of pension benefits	—	56,363

+ prior service cost of pension benefit	—	—

- SCT “Stock Awards” column value	—	—

- SCT “Option Awards” column value	—	—

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	—	—

[+/-] change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	12,259,033	2,243,275

+ vesting date fair value of equity awards granted and vested in the covered year	—	—

[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the covered year	197,840	798,768

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	354,792

+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—

Compensation Actually Paid	17,440,536	4,640,007

The fair values reflected for equity awards are calculated in a manner consistent with the methodology used to account for share-based payments in our financial statements, as described in Note 15 of the Consolidated Financial Statements for the fiscal year ended December 31, 2023, included in our Form
10-K.

(3)
For purposes of this pay versus performance disclosure, our peer group consists of the following entities for 2023, which are the same entitles included in the peer group for 2022: A. O. Smith Corporation, Acuity Brands, Inc., Dover Corporation, Flowserve Corporation, Fortune Brands Home & Security, Inc., Hubbell Inc., IDEX Corporation, Masco Corporation, Owens Corning, Pentair, Inc., Regal Rexnord Corporation, Rockwell Automation, Inc., Snap- On Incorporated, The Timken Company, and Xylem Inc. (the “Peer Group”). Total shareholder return for the peer group has been updated based on SEC guidance issued in late 2023.

(4)
Company core net income, a
non-GAAP
financial measure, is income from continuing operations, adjusted for restructuring charges, impairments on assets held for sale, gain on sale of businesses, non-core business results, certain legal charges and contingency adjustments, unrealized gains and losses on unsettled futures contracts, impairments on assets held for sale, gain on sale of businesses, non-core
business results, and certain other items.

Company Selected Measure Name				Company core net income
Named Executive Officers, Footnote	For 2023, our
non-PEO
NEOs were Joseph W. Reitmeier, Joseph F. Nassab, Daniel M. Sessa, John D. Torres, and Douglas L. Young. For 2022, our
non-PEO
NEOs were Joseph W. Reitmeier, Gary S. Bedard, Douglas L. Young, and Joseph F. Nassab. For 2021 and 2020, our
non-PEO
				NEOs were Joseph W. Reitmeier, Douglas L. Young, Daniel M. Sessa, and John D. Torres.
Peer Group Issuers, Footnote				For purposes of this pay versus performance disclosure, our peer group consists of the following entities for 2023, which are the same entitles included in the peer group for 2022: A. O. Smith Corporation, Acuity Brands, Inc., Dover Corporation, Flowserve Corporation, Fortune Brands Home & Security, Inc., Hubbell Inc., IDEX Corporation, Masco Corporation, Owens Corning, Pentair, Inc., Regal Rexnord Corporation, Rockwell Automation, Inc., Snap- On Incorporated, The Timken Company, and Xylem Inc. (the “Peer Group”). Total shareholder return for the peer group has been updated based on SEC guidance issued in late 2023.
Adjustment To PEO Compensation, Footnote
(2)
For 2023, the values included in these columns for the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

	Alok Maskara (PEO 3)	Average for Non- PEO NEOs
Summary Compensation Table Total Compensation	4,983,663	2,113,404

- aggregate change in actuarial present value of pension benefits	—	217,011

+ service cost of pension benefits	—	56,363

+ prior service cost of pension benefit	—	—

- SCT “Stock Awards” column value	—	—

- SCT “Option Awards” column value	—	—

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	—	—

[+/-] change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	12,259,033	2,243,275

+ vesting date fair value of equity awards granted and vested in the covered year	—	—

[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the covered year	197,840	798,768

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	354,792

+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—

Compensation Actually Paid	17,440,536	4,640,007

Non-PEO NEO Average Total Compensation Amount				$ 2,113,404	$ 2,397,526	$ 3,314,344	$ 3,535,972
Non-PEO NEO Average Compensation Actually Paid Amount				$ 4,640,007	1,399,029	4,935,005	3,015,242
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2023, the values included in these columns for the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

	Alok Maskara (PEO 3)	Average for Non- PEO NEOs
Summary Compensation Table Total Compensation	4,983,663	2,113,404

- aggregate change in actuarial present value of pension benefits	—	217,011

+ service cost of pension benefits	—	56,363

+ prior service cost of pension benefit	—	—

- SCT “Stock Awards” column value	—	—

- SCT “Option Awards” column value	—	—

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	—	—

[+/-] change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	12,259,033	2,243,275

+ vesting date fair value of equity awards granted and vested in the covered year	—	—

[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the covered year	197,840	798,768

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	354,792

+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—

Compensation Actually Paid	17,440,536	4,640,007

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following table lists the four financial performance measures that we believe represent the most important financial performance measures the Company used to link compensation actually paid to our NEOs for fiscal 2023 to our performance:

Core Net Income

Earnings Per Share

ROIC

Free Cash Flow

Total Shareholder Return Amount				$ 193.75	102.22	136.21	113.79
Peer Group Total Shareholder Return Amount				166.38	129.46	157.26	117.41
Net Income (Loss)				$ 590,100,000	$ 497,100,000	$ 464,000,000	$ 356,300,000
Company Selected Measure Amount				641,800,000	505,300,000	464,500,000	399,300,000
Measure:: 1
Pay vs Performance Disclosure
Name				Core Net Income
Non-GAAP Measure Description	Company core net income, a
non-GAAP
financial measure, is income from continuing operations, adjusted for restructuring charges, impairments on assets held for sale, gain on sale of businesses, non-core business results, certain legal charges and contingency adjustments, unrealized gains and losses on unsettled futures contracts, impairments on assets held for sale, gain on sale of businesses, non-core
				business results, and certain other items.
Measure:: 2
Pay vs Performance Disclosure
Name				Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name				ROIC
Measure:: 4
Pay vs Performance Disclosure
Name				Free Cash Flow
Todd M. Bluedorn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 0	$ 307,131	$ 5,027,345	$ 14,475,348
PEO Actually Paid Compensation Amount				0	(14,370,215)	$ 14,483,856	$ 12,279,138
PEO Name		Todd M. Bluedorn				Todd M. Bluedorn	Todd M. Bluedorn
Todd J. Teske [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	593,636	$ 0	$ 0
PEO Actually Paid Compensation Amount				0	493,206	0	0
PEO Name	Todd J. Teske
Alok Maskara [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,983,663	10,097,779	0	0
PEO Actually Paid Compensation Amount				$ 17,440,536	$ 11,097,872	$ 0	$ 0
PEO Name			Alok Maskara	Alok Maskara
PEO | Alok Maskara [Member] | Aggregate change in actuarial present value of pension benefits
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0
PEO | Alok Maskara [Member] | Service cost of pension benefits
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Prior service cost of pension benefit
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | SCT Stock Awards column value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | SCT Option Awards column value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				12,259,033
PEO | Alok Maskara [Member] | Vesting date fair value of equity awards granted and vested in the covered yea
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				197,840
PEO | Alok Maskara [Member] | Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Dollar value of dividends/earnings paid on equity awards in the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate change in actuarial present value of pension benefits
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				217,011
Non-PEO NEO | Service cost of pension benefits
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				56,363
Non-PEO NEO | Prior service cost of pension benefit
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | SCT Stock Awards column value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | SCT Option Awards column value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,243,275
Non-PEO NEO | Vesting date fair value of equity awards granted and vested in the covered yea
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				798,768
Non-PEO NEO | Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				354,792
Non-PEO NEO | Dollar value of dividends/earnings paid on equity awards in the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0